Average Annual Total Returns{- Fidelity Freedom Index 2040 Fund} - 03.31 Fidelity Freedom Index Funds - Institutional Premium, Premier PRO-12 - Fidelity Freedom Index 2040 Fund	Institutional Premium Class Return Before Taxes Past 1 year	Institutional Premium Class Return Before Taxes Past 5 years	Institutional Premium Class Return Before Taxes Since Inception		Institutional Premium Class Return Before Taxes Inception Date	Institutional Premium Class After Taxes on Distributions Past 1 year	Institutional Premium Class After Taxes on Distributions Past 5 years	Institutional Premium Class After Taxes on Distributions Since Inception		Institutional Premium Class After Taxes on Distributions Inception Date	Institutional Premium Class After Taxes on Distributions and Sales Past 1 year	Institutional Premium Class After Taxes on Distributions and Sales Past 5 years	Institutional Premium Class After Taxes on Distributions and Sales Since Inception		Institutional Premium Class After Taxes on Distributions and Sales Inception Date	Premier Class Return Before Taxes Past 1 year	Premier Class Return Before Taxes Past 5 years	Premier Class Return Before Taxes Since Inception		Premier Class Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception		F1907 Past 1 year	F1907 Past 5 years	F1907 Since Inception
Total	15.97%	13.78%	10.91%	[1]	Jun. 24, 2015	15.27%	12.35%	9.66%	[1]	Jun. 24, 2015	9.73%	10.67%	8.42%	[1]	Jun. 24, 2015	15.99%		26.63%	[1]	Jun. 24, 2020	28.71%	18.47%	15.50%	[1]	16.17%	13.89%	11.02%	[1]

[1]	(a)From June 24, 2015 for Institutional Premium Class and the Indices; and June 24, 2020 for Premier Class.